Janus Investment Fund

Janus Henderson International Opportunities Fund

Supplement dated October 24, 2022

to Currently Effective Prospectuses

Effective November 1, 2022, George P. Maris will join Paul O’Connor as a portfolio manager and will serve as Lead Portfolio Manager of Janus Henderson International Opportunities Fund (the “Fund”).

Accordingly, the prospectuses for the Fund will be amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: George P. Maris, CFA, is Lead Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since November 2022. Paul O’Connor is Executive Vice President and Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since April 2016.

2.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson International Opportunities Fund

The Fund’s sleeve portfolio managers select investments for Janus Henderson International Opportunities Fund. Mr. Maris, as Lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Equity Security Selection Oversight – George P. Maris, CFA, is Co-Head of Equities – Americas of Janus Henderson Investors. Mr. Maris is Lead Portfolio Manager of Janus Henderson International Opportunities Fund. Mr. Maris has been a member of the Fund’s portfolio management team since November 2022. He is also Portfolio Manager of other Janus Henderson accounts. Mr. Maris joined the Adviser in 2011. Mr. Maris holds a Bachelor of Arts degree in Economics from Swarthmore College, a Juris Doctor from the University of Illinois College of Law, and a Master of Business Administration degree from the University of Chicago Booth School of Business. He holds the Chartered Financial Analyst designation.

Asset Allocation Strategist – Paul O’Connor is Head of Multi-Asset of Janus Henderson Investors. Mr. O’Connor is Executive Vice President and Portfolio Manager of Janus Henderson International Opportunities Fund and he supports Mr. Maris in the allocation of the assets of the Fund. He has been a member of the Fund’s portfolio management team since April 2016. Mr. O’Connor is also Portfolio Manager for other Janus Henderson accounts. He holds a first class Bachelor of Arts (Hons) degree in Economics and a Master of Science degree in Economics from the London School of Economics.

Effective November 1, 2022, all references to Dean Cheeseman serving in the role of Executive Vice President and Lead Portfolio Manager of the Fund are removed from the Fund’s prospectuses.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Bond Fund

Janus Henderson Government Money Market Fund

Janus Henderson Money Market Fund

Supplement dated October 24, 2022

to Currently Effective Prospectuses and

Statements of Additional Information

Effective on or about November 1, 2022, Jenna Barnard and John Pattullo will join Helen Anthony as Co-Portfolio Managers of Janus Henderson Global Bond Fund. Additionally, effective on or about November 1, 2022, Andrew Mulliner will no longer serve as Executive Vice President and Co-Portfolio Manager of the Fund.

Effective on or about December 1, 2022, Vincent Ahn will join Garrett Strum as Co-Portfolio Manager of Janus Henderson Government Money Market Fund and Janus Henderson Money Market Fund. Additionally, effective on or about December 1, 2022, David Spilsted will no longer serve as Executive Vice President and Co-Portfolio Manager of the Funds.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson International Opportunities Fund

Supplement dated October 24, 2022

to Currently Effective Statement of Additional Information

Effective November 1, 2022, George P. Maris will join Paul O’Connor as a portfolio manager and will serve as Lead Portfolio Manager of Janus Henderson International Opportunities Fund (the “Fund”).

Accordingly, the statement of additional information for the Fund will be amended as follows:

1.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Fund’s SAI, the following information replaces the corresponding information in the table under the heading “Other Accounts Managed”:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

George P. Maris(20)**	Number of Other Accounts Managed Assets in Other Accounts Managed	2(21) $749.54M	1 $6.20M	1 $3.49M
(20)

Effective on or about November 1, 2022, George P. Maris, as Lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio of Janus Henderson International Opportunities Fund.

(21)	One account included in the total, consisting of $551.20M of the total assets in the category, has a performance-based advisory fee.
**As	of September 30, 2022.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information replaces the corresponding information:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in the Fund Complex

George P. Maris(5)**	Janus Henderson Global Select Fund Janus Henderson International Opportunities Fund Janus Henderson Overseas Fund	Over $1,000,000 None Over $1,000,000	Over $1,000,000
(5)

Effective on or about November 1, 2022, George P. Maris, as Lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio of Janus Henderson International Opportunities Fund.

**As	of September 30, 2022.

Effective November 1, 2022, all references to Dean Cheeseman serving in the role of Executive Vice President and Lead Portfolio Manager of the Fund are removed from the Fund’s SAI.

Please retain this Supplement with your records.